Contract Liabilities	6 Months Ended
Jun. 30, 2023
Contract liabilities [abstract]
Contract Liabilities

Note 10 Contract liabilities

(All in US$)	June 30, 2023	December 31, 2022

Contract liabilities – Current	254,174	71,985
Contract liabilities – Non-current	3,000,000	3,000,000

Balance	3,254,174	3,071,985

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE HALF-YEAR ENDED JUNE 30, 2023

Note 10 Contract liabilities (continued)

During a prior period, the Group received grant funds of USD$3 million from the Department of Economic and Community Development in the State of Tennessee, USA. The grant funds are conditional upon the Group creating, filling and maintaining 290 jobs in the State of Tennessee.

The grant becomes fully earned if 90% of the performance target is achieved by March 2026, and is repayable in full if a minimum of 50% of the performance target is not achieved by March 2026. The grant is proportionately repayable between 50% and 90% of the performance target being achieved.

Accordingly, as at June 30, 2023, the full amount of the grant has been deferred and classed as a contract liability and will either be released to income (in full or proportionately) or repayable (in full or proportionately) depending on the performance target achieved by March 2026.